Income Taxes (Successor) - Schedule of Provision For (Benefit) From Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Current:
U.S. Federal	$ 4
State	0
Foreign	0
Current tax provision	4
Deferred:
U.S. Federal	(314)
State	(56)
Foreign	0
Deferred tax provision (benefit)	(370)		$ 731
Income tax provision (benefit)	$ (366)	$ (9)	$ 731